American Funds® Global Balanced Fund
Investment portfolio
January 31, 2024
unaudited

Common stocks 62.92% Information technology 11.62%	Shares	Value (000)
Broadcom, Inc.	848,753	$1,001,529
Microsoft Corp.	2,273,506	903,901
Accenture PLC, Class A	583,719	212,404
ServiceNow, Inc.[1]	191,000	146,191
GlobalWafers Co., Ltd.	7,090,000	130,377
Taiwan Semiconductor Manufacturing Co., Ltd.	6,246,200	125,130
Texas Instruments, Inc.	712,855	114,142
Cognizant Technology Solutions Corp., Class A	1,300,000	100,256
Marvell Technology, Inc.	1,250,000	84,625
Intel Corp.	1,912,278	82,381
TDK Corp.	1,327,800	66,023
Apple, Inc.	269,490	49,694
SK hynix, Inc.	331,280	32,820
Seagate Technology Holdings PLC	262,215	22,467
		3,071,940
Health care 10.16%
Abbott Laboratories	4,198,762	475,090
Sanofi	3,695,859	371,107
Gilead Sciences, Inc.	3,031,760	237,266
Novo Nordisk AS, Class B	1,959,734	223,822
UnitedHealth Group, Inc.	431,637	220,886
AstraZeneca PLC	1,102,400	146,722
Eli Lilly and Co.	169,800	109,625
Takeda Pharmaceutical Co., Ltd.	3,642,400	107,124
DexCom, Inc.[1]	811,447	98,469
Molina Healthcare, Inc.[1]	263,907	94,067
Stryker Corp.	257,070	86,242
Medtronic PLC	880,763	77,102
Eurofins Scientific SE, non-registered shares	1,250,000	75,447
AbbVie, Inc.	413,038	67,903
Thermo Fisher Scientific, Inc.	114,105	61,500
Novartis AG	592,410	61,355
GE HealthCare Technologies, Inc.	682,678	50,081
Vertex Pharmaceuticals, Inc.[1]	104,002	45,072
Danaher Corp.	160,219	38,438
BioMarin Pharmaceutical, Inc.[1]	426,517	37,568
		2,684,886
Industrials 8.01%
RTX Corp.	3,944,670	359,438
Carrier Global Corp.	4,274,655	233,866
Thales SA	1,309,173	191,492
General Electric Co.	1,286,516	170,360
Safran SA	894,432	167,491
General Dynamics Corp.	538,400	142,671
American Funds Global Balanced Fund — Page 1 of 25

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Siemens AG	750,000	$135,148
BAE Systems PLC	8,870,100	132,137
CSX Corp.	2,442,000	87,179
Mitsubishi Corp.	5,000,000	86,341
Honeywell International, Inc.	417,755	84,495
Melrose Industries PLC	7,979,036	59,726
Airbus SE, non-registered shares	322,803	51,550
DHL Group	915,000	44,030
United Rentals, Inc.	56,085	35,076
Grupo Aeroportuario del Pacífico, SAB de CV, Class B	1,894,759	29,498
Grupo Aeroportuario del Pacífico, SAB de CV, Class B (ADR)	5,100	795
L3Harris Technologies, Inc.	142,905	29,784
Caterpillar, Inc.	85,701	25,737
Singapore Technologies Engineering, Ltd.	9,065,500	25,052
Waste Management, Inc.	134,156	24,903
		2,116,769
Financials 7.91%
B3 SA - Brasil, Bolsa, Balcao	110,457,858	291,840
ING Groep NV	17,678,481	251,452
Zurich Insurance Group AG	398,904	202,952
AIA Group, Ltd.	18,820,800	146,342
BlackRock, Inc.	187,322	145,045
HDFC Bank, Ltd. (ADR)	2,000,000	110,980
HDFC Bank, Ltd.	1,740,465	30,465
Kotak Mahindra Bank, Ltd.	5,304,027	116,176
Citigroup, Inc.	1,945,000	109,251
Chubb, Ltd.	400,000	98,000
Banco Bilbao Vizcaya Argentaria, SA	9,035,402	84,691
JPMorgan Chase & Co.	344,000	59,980
BNP Paribas SA	819,600	55,111
KBC Groep NV	747,200	48,699
Aegon, Ltd.	7,948,000	46,922
Münchener Rückversicherungs-Gesellschaft AG	109,300	46,539
Bank Central Asia Tbk PT	71,770,000	43,377
Great-West Lifeco, Inc.	1,254,309	41,871
Capital One Financial Corp.	303,574	41,080
Fairfax Financial Holdings, Ltd., subordinate voting shares	33,043	34,444
FinecoBank SpA	2,079,356	30,052
Mastercard, Inc., Class A	56,151	25,225
Ping An Insurance (Group) Company of China, Ltd., Class H	4,188,360	17,674
Ping An Insurance (Group) Company of China, Ltd., Class A	691,969	3,888
Banco Santander, SA	2,063,890	8,292
		2,090,348
Consumer staples 5.84%
Philip Morris International, Inc.	2,700,561	245,346
ITC, Ltd.	41,619,147	221,153
Seven & i Holdings Co., Ltd.	4,945,600	196,890
Imperial Brands PLC	8,138,954	195,282
Ajinomoto Co., Inc.	4,224,045	173,419
Nestlé SA	1,283,281	146,318
British American Tobacco PLC	4,260,700	125,816
Kao Corp.	2,250,000	89,413
Pernod Ricard SA	356,500	58,674
American Funds Global Balanced Fund — Page 2 of 25

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Alimentation Couche-Tard, Inc.	515,547	$30,209
Kweichow Moutai Co., Ltd., Class A	131,705	29,282
Monster Beverage Corp.[1]	398,628	21,932
Heineken NV	102,120	10,278
		1,544,012
Materials 4.12%
Freeport-McMoRan, Inc.	7,282,710	289,051
Air Products and Chemicals, Inc.	668,354	170,905
Fortescue, Ltd.	7,502,390	145,768
BHP Group, Ltd. (CDI)	3,949,810	121,611
Linde PLC	296,278	119,942
Evonik Industries AG2	4,349,117	80,823
Vale SA (ADR), ordinary nominative shares	4,102,535	56,164
Celanese Corp.	330,452	48,342
Air Liquide SA	166,055	31,125
Sherwin-Williams Co.	83,332	25,364
		1,089,095
Communication services 3.91%
Meta Platforms, Inc., Class A	929,219	362,525
Alphabet, Inc., Class A1	1,538,628	215,562
Alphabet, Inc., Class C1	521,420	73,937
Netflix, Inc.[1]	192,195	108,419
Singapore Telecommunications, Ltd.	50,000,000	88,953
Comcast Corp., Class A	1,342,000	62,457
Omnicom Group, Inc.	676,000	61,097
TELUS Corp.	3,345,000	59,911
		1,032,861
Energy 3.63%
Canadian Natural Resources, Ltd. (CAD denominated)	7,843,840	501,978
Shell PLC (GBP denominated)	3,463,400	107,528
Neste OYJ	2,916,657	100,507
TC Energy Corp. (CAD denominated)	2,283,943	90,104
Chevron Corp.	515,900	76,059
BP PLC	11,837,132	69,332
Woodside Energy Group, Ltd. (CDI)[2]	713,735	14,944
		960,452
Consumer discretionary 3.51%
LVMH Moët Hennessy-Louis Vuitton SE	165,069	137,288
Home Depot, Inc.	333,413	117,681
Ferrari NV	253,100	87,553
Ferrari NV (EUR denominated)	86,129	29,963
Compagnie Financière Richemont SA, Class A	663,718	99,093
InterContinental Hotels Group PLC	787,200	74,650
Amazon.com, Inc.[1]	474,971	73,715
Royal Caribbean Cruises, Ltd.[1]	528,200	67,346
Sony Group Corp.	440,000	43,474
Hasbro, Inc.	807,404	39,522
Restaurant Brands International, Inc.[2]	444,999	34,746
General Motors Co.	746,000	28,945
Hilton Worldwide Holdings, Inc.	149,949	28,634
Airbnb, Inc., Class A1	164,950	23,776
American Funds Global Balanced Fund — Page 3 of 25

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
adidas AG	115,019	$21,886
Zhongsheng Group Holdings, Ltd.	5,626,500	9,455
Dowlais Group PLC	7,979,036	9,095
		926,822
Utilities 2.89%
DTE Energy Co.	1,917,640	202,158
E.ON SE	10,009,000	135,856
Constellation Energy Corp.	950,000	115,900
Duke Energy Corp.	1,070,600	102,595
SembCorp Industries, Ltd.	19,062,500	79,868
National Grid PLC	4,103,765	54,626
Dominion Energy, Inc.	916,900	41,921
ENN Energy Holdings, Ltd.	4,116,000	30,425
Power Grid Corporation of India, Ltd.	1	— [3]
		763,349
Real estate 1.32%
CTP NV	6,821,308	116,638
Equinix, Inc. REIT	130,319	108,135
Embassy Office Parks REIT	22,000,000	95,133
Sun Hung Kai Properties, Ltd.	2,994,000	27,705
		347,611
Total common stocks (cost: $11,882,681,000)		16,628,145
Preferred securities 0.11% Consumer discretionary 0.10%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	300,100	25,610
Financials 0.01%
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares[1,2]	1,030,982	3,856
Total preferred securities (cost: $26,890,000)		29,466
Convertible stocks 0.24% Utilities 0.24%
NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/2025	1,733,600	64,507
Total convertible stocks (cost: $83,837,000)		64,507
Bonds, notes & other debt instruments 31.14% Bonds & notes of governments & government agencies outside the U.S. 12.93%	Principal amount (000)
Agricultural Development Bank of China 3.75% 1/25/2029	CNY1,030	152
Asian Development Bank 1.125% 6/10/2025	GBP460	556
Asian Development Bank 6.20% 10/6/2026	INR117,500	1,400
Asian Development Bank 6.72% 2/8/2028	1,086,600	13,083
Australia (Commonwealth of), Series 139, 3.25% 4/21/2025	AUD37,975	24,739
Australia (Commonwealth of), Series 152, 2.75% 11/21/2028	26,025	16,436
Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	65,980	36,775
Australia (Commonwealth of), Series 163, 1.00% 11/21/2031	43,200	22,856
American Funds Global Balanced Fund — Page 4 of 25

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Australia (Commonwealth of), Series 166, 3.00% 11/21/2033	AUD88,830	$53,543
Austria (Republic of) 0% 2/20/2031	EUR33,610	30,511
Belgium (Kingdom of), Series 97, 3.00% 6/22/2033	17,030	18,882
Brazil (Federative Republic of) 10.00% 1/1/2025	BRL84,799	17,083
Brazil (Federative Republic of) 10.00% 1/1/2031	416,324	82,088
Brazil (Federative Republic of) 10.00% 1/1/2033	558,659	109,403
Brazil (Federative Republic of) 6.00% 8/15/2040[4]	12,617	2,651
Brazil (Federative Republic of) 6.00% 8/15/2050[4]	112,163	23,611
Brazil (Federative Republic of) 6.00% 8/15/2060[4]	12,574	2,643
Bulgaria (Republic of) 4.50% 1/27/2033	EUR7,920	8,971
Canada 3.00% 11/1/2024	CAD47,910	35,164
Canada 2.25% 6/1/2025	39,295	28,441
Canada 0.25% 3/1/2026	15,710	10,839
Canada 3.50% 3/1/2028	56,463	42,035
Canada 2.00% 6/1/2032	810	544
Canada 2.75% 12/1/2048	9,900	6,678
Chile (Republic of) 5.80% 6/1/2024	CLP14,405,000	15,479
Chile (Republic of) 4.70% 9/1/2030	2,690,000	2,808
China (People’s Republic of), Series INBK, 2.64% 1/15/2028	CNY662,290	93,532
China (People’s Republic of), Series 1906, 3.29% 5/23/2029	100	15
China (People’s Republic of), Series INBK, 2.62% 6/25/2030	135,240	19,042
China (People’s Republic of), Series INBK, 2.88% 2/25/2033	799,700	115,086
China (People’s Republic of), Series INBK, 3.81% 9/14/2050	483,280	81,504
China (People’s Republic of), Series INBK, 3.12% 10/25/2052	607,570	91,865
China (People’s Republic of), Series INBK, 3.19% 4/15/2053	3,630	561
China Development Bank Corp., Series 2008, 2.89% 6/22/2025	213,410	29,996
China Development Bank Corp., Series 1904, 3.68% 2/26/2026	53,480	7,656
China Development Bank Corp., Series 1909, 3.50% 8/13/2026	28,330	4,059
China Development Bank Corp., Series 2004, 3.43% 1/14/2027	194,070	27,881
China Development Bank Corp., Series 2009, 3.39% 7/10/2027	181,600	26,136
China Development Bank Corp., Series 1805, 4.88% 2/9/2028	128,750	19,644
China Development Bank Corp., Series 2109, 3.09% 8/9/2028	136,660	19,549
China Development Bank Corp., Series 2005, 3.07% 3/10/2030	2,860	410
Estonia (Republic of) 3.25% 1/17/2034	EUR11,180	12,085
European Bank for Reconstruction and Development 5.00% 1/15/2026	INR432,000	5,057
European Bank for Reconstruction and Development 5.25% 1/12/2027	611,400	6,986
European Bank for Reconstruction and Development 6.30% 10/26/2027	255,200	3,032
European Financial Stability Facility 0.40% 2/17/2025	EUR13,200	13,869
European Financial Stability Facility 0% 10/15/2025	1,200	1,238
European Investment Bank 0.375% 9/15/2027	8,975	8,995
European Investment Bank 0.25% 1/20/2032	39,615	35,683
European Union 0% 7/6/2026	12,100	12,288
European Union 0.25% 10/22/2026	5,265	5,359
European Union 0% 6/2/2028	10,920	10,629
European Union 1.625% 12/4/2029	2,080	2,136
French Republic O.A.T. 0.75% 2/25/2028	40,010	40,588
French Republic O.A.T. 0% 11/25/2030	130,490	119,798
French Republic O.A.T. 3.25% 5/25/2045	6,700	7,392
French Republic O.A.T. 0.75% 5/25/2052	380	228
French Republic O.A.T. 3.00% 5/25/2054	310	320
Germany (Federal Republic of) 0% 4/16/2027	73,555	74,301
Germany (Federal Republic of) 1.30% 10/15/2027	2,900	3,048
Germany (Federal Republic of) 0% 8/15/2030	35,175	33,399
Germany (Federal Republic of) 1.00% 5/15/2038	16,410	14,851
Germany (Federal Republic of) 0% 8/15/2050	14,895	8,659
American Funds Global Balanced Fund — Page 5 of 25

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Germany (Federal Republic of) 0% 8/15/2052	EUR1,390	$771
Greece (Hellenic Republic of) 3.375% 2/15/2025	3,157	3,429
Greece (Hellenic Republic of) 0% 2/12/2026	1,750	1,799
Greece (Hellenic Republic of) 3.875% 6/15/2028	12,315	13,963
Greece (Hellenic Republic of) 1.50% 6/18/2030	12,510	12,423
Greece (Hellenic Republic of) 1.75% 6/18/2032	38,300	37,367
Greece (Hellenic Republic of) 4.25% 6/15/2033	32,755	38,320
Greece (Hellenic Republic of) 1.875% 1/24/2052	42,396	31,712
Indonesia (Republic of), Series 64, 6.125% 5/15/2028	IDR155,709,000	9,801
Indonesia (Republic of), Series 95, 6.375% 8/15/2028	236,416,000	14,979
Indonesia (Republic of), Series 71, 9.00% 3/15/2029	95,688,000	6,722
Indonesia (Republic of), Series 78, 8.25% 5/15/2029	179,793,000	12,284
Indonesia (Republic of), Series 96, 7.00% 2/15/2033	298,095,000	19,435
Indonesia (Republic of), Series 68, 8.375% 3/15/2034	62,682,000	4,474
Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030[5]	USD1,580	1,565
International Bank for Reconstruction and Development 6.75% 9/8/2027	INR949,200	11,413
International Bank for Reconstruction and Development 6.75% 7/13/2029	1,555,600	18,651
Ireland (Republic of) 2.60% 10/18/2034	EUR7,280	7,875
Ireland (Republic of) 3.00% 10/18/2043	9,180	10,188
Israel (State of) 2.50% 1/15/2030	USD8,900	7,658
Israel (State of) 1.30% 4/30/2032	ILS180,890	39,859
Israel (State of) 4.50% 1/17/2033	USD370	346
Israel (State of) 4.00% 3/30/2035	ILS66,670	17,816
Israel (State of) 3.375% 1/15/2050	USD2,970	2,036
Israel (State of) 3.875% 7/3/2050	550	412
Italy (Republic of) 0.95% 9/15/2027	EUR626	632
Italy (Republic of) 1.35% 4/1/2030	15,565	15,069
Italy (Republic of) 3.50% 2/15/2031	1,200	1,308
Italy (Republic of) 4.40% 5/1/2033	79,285	91,144
Italy (Republic of) 4.35% 11/1/2033	63,090	72,062
Japan, Series 346, 0.10% 3/20/2027	JPY12,172,200	82,698
Japan, Series 363, 0.10% 6/20/2031	4,556,600	30,126
Japan, Series 145, 1.70% 6/20/2033	6,000,000	44,597
Japan, Series 152, 1.20% 3/20/2035	21,629,000	152,604
Japan, Series 21, 2.30% 12/20/2035	1,360,000	10,696
Japan, Series 179, 0.50% 12/20/2041	6,598,100	38,515
Japan, Series 36, 2.00% 3/20/2042	200,000	1,488
Japan, Series 42, 1.70% 3/20/2044	928,200	6,510
Japan, Series 37, 0.60% 6/20/2050	5,484,650	28,392
Japan, Series 70, 0.70% 3/20/2051	1,806,100	9,519
Japan, Series 74, 1.00% 3/20/2052	5,404,300	30,575
Japan, Series 76, 1.40% 9/20/2052	5,067,400	31,643
KfW 1.125% 7/4/2025	GBP8,400	10,137
Korea Development Bank 4.375% 2/15/2033	USD17,130	16,789
Magyar Export-Import Bank 6.00% 5/16/2029	EUR3,665	4,190
Panama (Republic of) 3.75% 4/17/2026	USD1,000	948
Panama (Republic of) 4.50% 4/1/2056	650	418
PETRONAS Capital, Ltd. 4.55% 4/21/2050[5]	1,070	951
Philippines (Republic of) 0.001% 4/12/2024	JPY2,600,000	17,643
Philippines (Republic of) 0.25% 4/28/2025	EUR3,750	3,876
Philippines (Republic of) 0.70% 2/3/2029	4,970	4,690
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN16,670	3,722
Portuguese Republic 0.475% 10/18/2030	EUR14,440	13,654
Portuguese Republic 3.50% 6/18/2038	14,320	15,982
Romania 2.125% 3/7/2028	570	564
American Funds Global Balanced Fund — Page 6 of 25

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Romania 3.624% 5/26/2030	EUR9,620	$9,647
Romania 3.624% 5/26/2030	765	767
Saskatchewan (Province of) 3.05% 12/2/2028	CAD8,000	5,755
Serbia (Republic of) 3.125% 5/15/2027	EUR1,010	1,047
Serbia (Republic of) 6.25% 5/26/2028[5]	USD3,915	4,000
Serbia (Republic of) 1.50% 6/26/2029	EUR480	437
Serbia (Republic of) 2.05% 9/23/2036	10,145	7,638
South Africa (Republic of), Series R-2030, 8.00% 1/31/2030	ZAR173,400	8,549
South Africa (Republic of), Series R-214, 6.50% 2/28/2041	284,905	9,186
South Africa (Republic of), Series R-2048, 8.75% 2/28/2048	703,795	27,641
South Korea (Republic of), Series 2503, 1.50% 3/10/2025	KRW3,342,160	2,456
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	26,409,910	19,176
South Korea (Republic of), Series 3212, 4.25% 12/10/2032	121,040,040	96,986
Spain (Kingdom of) 0% 1/31/2027	EUR20,670	20,677
Spain (Kingdom of) 0.80% 7/30/2027	23,070	23,449
Spain (Kingdom of) 1.45% 4/30/2029	5,780	5,882
Spain (Kingdom of) 1.25% 10/31/2030	2,260	2,213
Spain (Kingdom of) 0.50% 10/31/2031	14,540	13,151
Spain (Kingdom of) 3.15% 4/30/2033	16,027	17,481
Spain (Kingdom of) 3.55% 10/31/2033	31,160	34,972
Spain (Kingdom of) 3.25% 4/30/2034	39,040	42,597
Spain (Kingdom of) 2.70% 10/31/2048	2,690	2,441
Tunisia (Republic of) 5.625% 2/17/2024	14,570	15,589
Tunisia (Republic of) 6.375% 7/15/2026	12,100	9,932
Ukraine 7.75% 9/1/2024[6]	USD200	60
Ukraine 6.75% 6/20/2028[6]	EUR2,121	553
Ukraine 6.876% 5/21/2031[6]	USD12,813	2,827
Ukraine 4.375% 1/27/2032[6]	EUR8,640	1,995
United Kingdom 2.75% 9/7/2024	GBP5,310	6,651
United Kingdom 0.125% 1/30/2026	450	529
United Kingdom 1.25% 7/22/2027	9,740	11,366
United Kingdom 4.25% 12/7/2027	18,480	23,848
United Kingdom 0.375% 10/22/2030	36,465	37,310
United Kingdom 0.25% 7/31/2031	45,125	44,388
United Kingdom 1.00% 1/31/2032	2,920	3,006
United Kingdom 4.25% 6/7/2032	20,035	26,374
United Kingdom 3.25% 1/31/2033	18,775	22,814
United Kingdom 3.25% 1/22/2044	3,650	3,913
United Kingdom 3.50% 1/22/2045	2,850	3,157
United Kingdom 1.25% 7/31/2051	27,195	17,184
United Mexican States 2.659% 5/24/2031	USD308	259
United Mexican States 6.338% 5/4/2053	2,170	2,168
United Mexican States, Series M, 5.75% 3/5/2026	MXN759,300	40,714
United Mexican States, Series M, 7.50% 6/3/2027	297,060	16,353
United Mexican States, Series M, 7.75% 5/29/2031	410,500	22,070
United Mexican States, Series M, 7.50% 5/26/2033	208,000	10,813
United Mexican States, Series M, 7.75% 11/23/2034	400,000	20,880
United Mexican States, Series M, 8.00% 11/7/2047	71,410	3,638
United Mexican States, Series M, 8.00% 7/31/2053	1,625,290	81,546
		3,416,773
American Funds Global Balanced Fund — Page 7 of 25

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes 7.21% U.S. Treasury 6.16%	Principal amount (000)	Value (000)
U.S. Treasury 2.125% 11/30/2024	USD83,100	$81,268
U.S. Treasury 3.00% 7/15/2025	64,451	63,166
U.S. Treasury 3.50% 9/15/2025	83,866	82,732
U.S. Treasury 4.25% 12/31/2025	743	743
U.S. Treasury 4.00% 2/15/2026	967	963
U.S. Treasury 3.75% 4/15/2026	72,294	71,684
U.S. Treasury 2.125% 5/31/2026	3,110	2,974
U.S. Treasury 0.75% 8/31/2026	2,092	1,924
U.S. Treasury 4.625% 9/15/2026	9,828	9,964
U.S. Treasury 0.875% 9/30/2026	8,834	8,140
U.S. Treasury 1.125% 10/31/2026[7]	3,260	3,016
U.S. Treasury 4.625% 11/15/2026	366	372
U.S. Treasury 2.50% 3/31/2027	69,000	66,008
U.S. Treasury 2.75% 4/30/2027	30,000	28,890
U.S. Treasury 3.125% 8/31/2027	12,362	12,024
U.S. Treasury 4.125% 9/30/2027	93,895	94,489
U.S. Treasury 3.50% 1/31/2028	776	764
U.S. Treasury 2.75% 2/15/2028	17,675	16,910
U.S. Treasury 4.00% 2/29/2028	35,741	35,850
U.S. Treasury 3.625% 3/31/2028	7	7
U.S. Treasury 4.00% 6/30/2028[7]	300,000	301,289
U.S. Treasury 4.375% 8/31/2028	118,004	120,419
U.S. Treasury 4.625% 9/30/2028	125,500	129,412
U.S. Treasury 4.00% 1/31/2029	23,097	23,236
U.S. Treasury 0.625% 8/15/2030	22,050	17,905
U.S. Treasury 1.25% 8/15/2031	9,980	8,264
U.S. Treasury 1.375% 11/15/2031	52,150	43,321
U.S. Treasury 1.875% 2/15/2032	24,265	20,862
U.S. Treasury 2.875% 5/15/2032	35,790	33,125
U.S. Treasury 2.75% 8/15/2032	39,201	35,838
U.S. Treasury 4.125% 11/15/2032	20,959	21,249
U.S. Treasury 3.50% 2/15/2033	18,220	17,612
U.S. Treasury 3.375% 5/15/2033	13,185	12,610
U.S. Treasury 3.875% 8/15/2033[7]	46,132	45,891
U.S. Treasury 4.50% 11/15/2033	3,714	3,880
U.S. Treasury 1.875% 2/15/2041[7]	29,135	20,647
U.S. Treasury 2.25% 5/15/2041[7]	21,450	16,116
U.S. Treasury 3.375% 8/15/2042[7]	60,000	52,814
U.S. Treasury 3.875% 5/15/2043	10,690	10,052
U.S. Treasury 4.75% 11/15/2043	7,131	7,546
U.S. Treasury 3.00% 8/15/2052[7]	108,415	85,919
U.S. Treasury 4.00% 11/15/2052	6,851	6,578
U.S. Treasury 3.625% 5/15/2053	7,944	7,132
U.S. Treasury 4.125% 8/15/2053	3,436	3,375
		1,626,980
U.S. Treasury inflation-protected securities 1.05%
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2024[4]	53,383	52,950
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2024[4]	35,789	35,277
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2027[4]	23,670	22,643
U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028[4]	62,065	64,199
U.S. Treasury Inflation-Protected Security 1.375% 7/15/2033[4]	48,899	47,767
American Funds Global Balanced Fund — Page 8 of 25

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[4,7]	USD18,093	$11,122
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[4]	48,305	43,296
		277,254
Total U.S. Treasury bonds & notes		1,904,234
Mortgage-backed obligations 5.72% Federal agency mortgage-backed obligations 5.27%
Fannie Mae Pool #MA3539 4.50% 12/1/2038[8]	94	94
Fannie Mae Pool #MA4237 2.00% 1/1/2051[8]	3,106	2,521
Fannie Mae Pool #FM6293 3.00% 1/1/2051[8]	84	73
Fannie Mae Pool #BR6309 2.50% 4/1/2051[8]	6,318	5,341
Fannie Mae Pool #BW1816 4.50% 8/1/2052[8]	1,062	1,027
Fannie Mae Pool #CB4852 4.50% 10/1/2052[8]	27,408	26,514
Fannie Mae Pool #MA4916 4.00% 2/1/2053[8]	4,012	3,778
Fannie Mae Pool #BW4985 4.00% 2/1/2053[8]	1,876	1,766
Fannie Mae Pool #MA4919 5.50% 2/1/2053[8]	307	308
Fannie Mae Pool #MA4962 4.00% 3/1/2053[8]	3,451	3,250
Fannie Mae Pool #BW5000 4.00% 3/1/2053[8]	2,740	2,580
Fannie Mae Pool #MA4993 4.00% 4/1/2053[8]	10,287	9,688
Fannie Mae Pool #BW4940 4.00% 5/1/2053[8]	1,752	1,650
Fannie Mae Pool #MA5027 4.00% 5/1/2053[8]	1,129	1,064
Fannie Mae Pool #MA5010 5.50% 5/1/2053[8]	52	53
Fannie Mae Pool #BY4421 4.00% 6/1/2053[8]	1,484	1,397
Fannie Mae Pool #BY3612 5.50% 6/1/2053[8]	468	470
Fannie Mae Pool #MA5039 5.50% 6/1/2053[8]	186	187
Fannie Mae Pool #BW9646 4.00% 7/1/2053[8]	1,296	1,220
Fannie Mae Pool #MA5071 5.00% 7/1/2053[8]	6,692	6,607
Fannie Mae Pool #MA5072 5.50% 7/1/2053[8]	697	699
Fannie Mae Pool #BX4568 4.00% 8/1/2053[8]	1,533	1,444
Fannie Mae Pool #FS6666 5.50% 8/1/2053[8]	14,024	14,076
Fannie Mae Pool #CB7108 5.50% 9/1/2053[8]	7,036	7,059
Fannie Mae Pool #CB7331 5.50% 10/1/2053[8]	36,530	36,646
Fannie Mae Pool #CB7332 5.50% 10/1/2053[8]	12,745	12,785
Freddie Mac Pool #RB5111 2.00% 5/1/2041[8]	43,419	37,126
Freddie Mac Pool #QD3310 3.00% 12/1/2051[8]	23	20
Freddie Mac Pool #SD8214 3.50% 5/1/2052[8]	5,106	4,651
Freddie Mac Pool #QE3588 4.50% 6/1/2052[8]	1,543	1,492
Freddie Mac Pool #QE9004 4.50% 8/1/2052[8]	52,746	51,024
Freddie Mac Pool #SD8276 5.00% 12/1/2052[8]	30,142	29,801
Freddie Mac Pool #QF5422 4.00% 1/1/2053[8]	1,557	1,466
Freddie Mac Pool #QF9463 4.00% 3/1/2053[8]	3,755	3,537
Freddie Mac Pool #QG0719 4.00% 4/1/2053[8]	6,236	5,872
Freddie Mac Pool #SD8331 5.50% 6/1/2053[8]	824	827
Freddie Mac Pool #QG7153 4.00% 7/1/2053[8]	5,360	5,047
Freddie Mac Pool #SD8341 5.00% 7/1/2053[8]	208	205
Freddie Mac Pool #SD8342 5.50% 7/1/2053[8]	3,058	3,067
Freddie Mac Pool #QG7411 5.50% 7/1/2053[8]	696	698
Freddie Mac Pool #QG9041 4.00% 8/1/2053[8]	2,000	1,883
Freddie Mac Pool #QG9084 5.50% 8/1/2053[8]	2,687	2,696
Freddie Mac Pool #QG9008 5.50% 8/1/2053[8]	2,276	2,290
Freddie Mac Pool #QG9628 5.50% 8/1/2053[8]	2,189	2,196
Freddie Mac Pool #QG9141 5.50% 8/1/2053[8]	1,575	1,581
Freddie Mac Pool #QH1153 4.00% 9/1/2053[8]	1,252	1,179
American Funds Global Balanced Fund — Page 9 of 25

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD8370 4.50% 11/1/2053[8]	USD1,088	$1,052
Freddie Mac Pool #SD4571 5.50% 11/1/2053[8]	19,774	19,847
Freddie Mac Pool #SD8381 4.50% 12/1/2053[8]	1,204	1,164
Freddie Mac Pool #SD8393 4.50% 1/1/2054[8]	256	248
Freddie Mac, Series K153, Class A2, Multi Family, 3.82% 1/25/2033[8]	36,020	34,303
Government National Mortgage Assn. 6.50% 2/1/2054[8,9]	81,780	83,600
Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051[8]	12,243	10,524
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[8]	6,539	5,576
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[8]	4,424	3,782
Government National Mortgage Assn. Pool #785813 2.50% 12/20/2051[8]	5,816	4,999
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053[8]	330	328
Government National Mortgage Assn. Pool #MA9170 5.00% 9/20/2053[8]	49,690	49,358
Uniform Mortgage-Backed Security 2.00% 2/1/2054[8,9]	9,223	7,438
Uniform Mortgage-Backed Security 2.50% 2/1/2054[8,9]	73,280	61,634
Uniform Mortgage-Backed Security 3.50% 2/1/2054[8,9]	59,284	53,962
Uniform Mortgage-Backed Security 4.00% 2/1/2054[8,9]	250	235
Uniform Mortgage-Backed Security 5.50% 2/1/2054[8,9]	17,809	17,862
Uniform Mortgage-Backed Security 6.50% 2/1/2054[8,9]	5,540	5,672
Uniform Mortgage-Backed Security 7.00% 2/1/2054[8,9]	1,110	1,145
Uniform Mortgage-Backed Security 2.00% 3/1/2054[8,9]	39,865	32,197
Uniform Mortgage-Backed Security 2.50% 3/1/2054[8,9]	149,600	125,976
Uniform Mortgage-Backed Security 3.50% 3/1/2054[8,9]	76,750	69,896
Uniform Mortgage-Backed Security 4.00% 3/1/2054[8,9]	16,231	15,283
Uniform Mortgage-Backed Security 4.50% 3/1/2054[8,9]	45,992	44,485
Uniform Mortgage-Backed Security 5.00% 3/1/2054[8,9]	150,802	148,844
Uniform Mortgage-Backed Security 5.50% 3/1/2054[8,9]	65,480	65,669
Uniform Mortgage-Backed Security 6.00% 3/1/2054[8,9]	112,120	113,629
Uniform Mortgage-Backed Security 6.50% 3/1/2054[8,9]	34,500	35,306
Uniform Mortgage-Backed Security 7.00% 3/1/2054[8,9]	77,750	80,142
		1,393,111
Other mortgage-backed securities 0.20%
Nykredit Realkredit AS, Series 01E, 2.00% 7/1/2037[8]	DKK14,216	1,947
Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2040[8]	139,124	17,940
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043[8]	167,560	19,465
Nykredit Realkredit AS, Series CCE, 1.00% 10/1/2050[8]	47,144	5,289
Nykredit Realkredit AS, Series 01E, 1.00% 10/1/2053[8]	48,471	5,387
Realkredit Danmark AS 1.00% 10/1/2053[8]	19,372	2,147
		52,175
Collateralized mortgage-backed obligations (privately originated) 0.13%
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 7.645% 5/25/2043[5,8,10]	USD11,502	11,804
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 7.245% 6/25/2043[5,8,10]	7,336	7,431
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 7.045% 7/25/2043[5,8,10]	5,582	5,643
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 7.145% 1/25/2044[5,8,10]	3,943	3,960
Tricon Residential Trust, Series 2023-SFR1, Class A, 5.10% 7/17/2040[5,8]	2,899	2,910
Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040[5,8]	1,635	1,607
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040[5,8]	425	416
		33,771
American Funds Global Balanced Fund — Page 10 of 25

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities 0.12%	Principal amount (000)	Value (000)
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.148% 9/15/2036[5,8,10]	USD9,550	$9,429
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.347% 10/15/2036[5,8,10]	7,050	6,960
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 6/10/2028[5,8,10]	8,811	9,042
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.572% 7/10/2028[5,8,10]	5,765	6,004
		31,435
Total mortgage-backed obligations		1,510,492
Corporate bonds, notes & loans 5.03% Financials 1.91%
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028)[11]	EUR14,400	13,270
AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[5,11]	USD10,985	11,344
American Express Co. 3.375% 5/3/2024	1,508	1,500
Aon Corp. 2.85% 5/28/2027	1,300	1,229
Banco de Sabadell, SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028)[11]	EUR14,400	16,182
Banco Santander, SA 5.147% 8/18/2025	USD8,000	7,968
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[11]	3,710	3,302
Bank of America Corp. 1.843% 2/4/2025 (USD-SOFR + 0.67% on 2/4/2024)[11]	1,700	1,699
Bank of America Corp. 0.976% 4/22/2025 (USD-SOFR + 0.69% on 4/22/2024)[11]	12,375	12,229
Bank of America Corp. 1.319% 6/19/2026 (USD-SOFR + 1.15% on 6/19/2025)[11]	9,500	8,993
Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[11]	3,046	3,072
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[11]	1,300	1,068
Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[11]	2,175	2,216
Bank of America Corp. 4.083% 3/20/2051 (3-month USD CME Term SOFR + 3.412% on 3/20/2050)[11]	5,600	4,679
Banque Federative du Credit Mutuel 3.875% 6/16/2032 (5-year EUR Mid-Swap + 2.20% on 6/16/2027)[11]	EUR800	854
Barclays PLC 5.304% 8/9/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 8/9/2025)[11]	USD8,725	8,722
Barclays PLC 5.501% 8/9/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 8/5/2027)[11]	11,970	12,033
BPCE SA 1.625% 1/14/2025[5]	1,490	1,440
BPCE SA 4.50% 1/13/2033	EUR8,400	9,549
BPCE SA 1.75% 2/2/2034 (5-year EUR-ICE Swap EURIBOR + 1.57% on 2/2/2029)[11]	1,000	952
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[5,11]	USD6,700	6,891
Chubb INA Holdings, Inc. 3.35% 5/3/2026	645	627
Chubb INA Holdings, Inc. 4.35% 11/3/2045	665	616
Citigroup, Inc. 0.981% 5/1/2025 (USD-SOFR + 0.669% on 5/1/2024)[11]	6,401	6,318
Citigroup, Inc. 3.106% 4/8/2026 (USD-SOFR + 2.842% on 3/8/2026)[11]	14,050	13,702
Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029)[11]	2,535	2,276
Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[11]	10,220	10,295
Commonwealth Bank of Australia 2.688% 3/11/2031[5]	14,075	11,716
Corebridge Financial, Inc. 3.90% 4/5/2032	5,620	5,068
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[11]	225	212
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[11]	10,270	9,401
Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029)[11]	EUR14,600	13,854
Deutsche Bank AG 4.00% 6/24/2032 (3-month EUR-EURIBOR + 3.30% on 6/24/2027)[11]	7,000	7,312
Goldman Sachs Group, Inc. 3.50% 4/1/2025	USD5,126	5,030
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026)[11]	1,400	1,278
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[11]	460	429
HSBC Holdings PLC 4.292% 9/12/2026 (3-month USD CME Term SOFR + 1.609% on 9/12/2025)[11]	9,368	9,209
HSBC Holdings PLC 7.39% 11/03/2028 (USD-SOFR + 7.39% on 11/3/2027)[11]	21,055	22,619
HSBC Holdings PLC 4.583% 6/19/2029 (3-month USD CME Term SOFR + 1.796% on 6/19/2028)[11]	2,600	2,528
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[11]	1,073	939
HSBC Holdings PLC 4.95% 3/31/2030	1,200	1,199
American Funds Global Balanced Fund — Page 11 of 25

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[11]	USD624	$521
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033)[11]	20,143	22,035
ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032)[11]	EUR6,400	7,670
Intercontinental Exchange, Inc. 4.00% 9/15/2027	USD14,230	13,951
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[11]	529	489
JPMorgan Chase & Co. 1.578% 4/22/2027 (USD-SOFR + 0.885% on 4/22/2026)[11]	11,371	10,557
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027)[11]	2,448	2,409
JPMorgan Chase & Co. 4.493% 3/24/2031 (USD-SOFR + 3.79% on 3/24/2030)[11]	9,240	9,027
Lloyds Bank PLC 7.625% 4/22/2025	GBP1,225	1,587
Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[11]	USD800	737
Mastercard, Inc. 2.00% 11/18/2031	8,291	6,985
Morgan Stanley 0.985% 12/10/2026 (USD-SOFR + 0.72% on 12/10/2025)[11]	9,110	8,419
Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[11]	8,173	7,571
Morgan Stanley 2.699% 1/22/2031 (USD-SOFR + 1.143% on 1/22/2030)[11]	2,586	2,274
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)[11]	949	762
Morgan Stanley 2.95% 5/7/2032 (3-month EUR-EURIBOR + 1.245% on 5/7/2031)[11]	EUR25,585	26,333
Morgan Stanley 5.466% 1/18/2035 (USD-SOFR + 1.73% on 1/18/2034)[11]	USD8,450	8,627
National Australia Bank, Ltd. 2.99% 5/21/2031[5]	420	354
NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029)[11]	EUR8,730	8,146
New York Life Global Funding 1.20% 8/7/2030[5]	USD6,520	5,253
New York Life Global Funding 5.00% 1/9/2034[5]	780	783
New York Life Insurance Co. 3.75% 5/15/2050[5]	1,261	994
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[11]	4,805	5,342
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[11]	1,375	1,412
Royal Bank of Canada 1.20% 4/27/2026	10,600	9,813
Santander Holdings USA, Inc. 3.244% 10/5/2026	7,400	6,982
Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[5,11]	1,000	968
U.S. Bancorp 2.215% 1/27/2028 (USD-SOFR + 0.73% on 1/27/2027)[11]	1,060	977
UBS Group AG 4.49% 8/5/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.60% on 8/5/2024)[5,11]	19,810	19,694
UBS Group AG 2.593% 9/11/2025 (USD-SOFR + 1.56% on 9/11/2024)[5,11]	650	638
Wells Fargo & Co. 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[11]	1,081	1,063
Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[11]	19,528	18,721
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[11]	14,700	13,568
Wells Fargo & Co. 5.499% 1/23/2035 (USD-SOFR + 1.78% on 1/23/2034)[11]	8,300	8,468
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[11]	700	628
Westpac Banking Corp. 2.894% 2/4/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[11]	18,960	18,397
		505,975
Utilities 0.70%
Alabama Power Co. 3.00% 3/15/2052	20,000	13,804
Alfa Desarrollo SpA 4.55% 9/27/2051	2,927	2,142
American Electric Power Co., Inc. 1.00% 11/1/2025	100	93
Berkshire Hathaway Energy Co. 3.50% 2/1/2025	4,200	4,132
Berkshire Hathaway Energy Co. 1.65% 5/15/2031	6,375	5,146
Berkshire Hathaway Energy Co. 2.85% 5/15/2051	1,142	763
Buffalo Energy Mexico Holdings 7.875% 2/15/2039[5]	2,375	2,461
CMS Energy Corp. 3.60% 11/15/2025	2,000	1,946
CMS Energy Corp. 3.00% 5/15/2026	1,020	977
Consumers Energy Co. 3.60% 8/15/2032	11,990	11,085
Dominion Energy, Inc. 2.25% 8/15/2031	250	206
Duke Energy Corp. 3.75% 4/15/2024	3,950	3,934
American Funds Global Balanced Fund — Page 12 of 25

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
E.ON SE 1.625% 3/29/2031	EUR14,570	$14,210
Edison International 5.75% 6/15/2027	USD833	852
Edison International 4.125% 3/15/2028	4,942	4,798
Enel Américas SA 4.00% 10/25/2026	1,215	1,179
Enel Finance International NV 1.875% 7/12/2028[5]	9,491	8,338
Enfragen Energia Sur SA 5.375% 12/30/2030	4,572	3,582
Entergy Louisiana, LLC 4.75% 9/15/2052	500	454
Eversource Energy 1.40% 8/15/2026	425	389
Exelon Corp. 3.40% 4/15/2026	4,390	4,260
FirstEnergy Transmission, LLC 2.866% 9/15/2028[5]	225	206
Grupo Energia Bogota SA ESP 4.875% 5/15/2030[5]	3,590	3,393
Interstate Power and Light Co. 2.30% 6/1/2030	2,650	2,268
NextEra Energy Capital Holdings, Inc. 2.25% 6/1/2030	447	382
NextEra Energy Operating Partners, LP 7.25% 1/15/2029[5]	39,450	40,672
Niagara Mohawk Power Corp. 3.508% 10/1/2024[5]	2,380	2,342
Ørsted AS 2.50% 2/18/3021 (5-year GBP-GILT + 2.136% on 2/18/2033)[11]	GBP1,585	1,428
Pacific Gas and Electric Co. 2.95% 3/1/2026	USD1,035	987
Pacific Gas and Electric Co. 3.30% 3/15/2027	1,775	1,678
Pacific Gas and Electric Co. 2.10% 8/1/2027	5,108	4,624
Pacific Gas and Electric Co. 4.65% 8/1/2028	1,049	1,014
Pacific Gas and Electric Co. 4.55% 7/1/2030	2,327	2,225
Pacific Gas and Electric Co. 2.50% 2/1/2031	20,358	16,908
Pacific Gas and Electric Co. 3.25% 6/1/2031	3,600	3,129
Pacific Gas and Electric Co. 3.30% 8/1/2040	11,495	8,526
Pacific Gas and Electric Co. 3.50% 8/1/2050	7,757	5,427
PacifiCorp 5.30% 2/15/2031	300	305
PacifiCorp 5.45% 2/15/2034	150	152
PacifiCorp 5.50% 5/15/2054	100	97
PacifiCorp 5.80% 1/15/2055	200	201
San Diego Gas & Electric Co. 2.95% 8/15/2051	400	280
Southern California Edison Co. 2.85% 8/1/2029	525	479
Xcel Energy, Inc. 3.35% 12/1/2026	4,502	4,346
		185,820
Communication services 0.59%
América Móvil, SAB de CV 9.50% 1/27/2031	MXN889,940	50,413
AT&T, Inc. 2.30% 6/1/2027	USD1,000	927
AT&T, Inc. 2.75% 6/1/2031	2,525	2,197
AT&T, Inc. 2.05% 5/19/2032	EUR3,440	3,355
AT&T, Inc. 2.55% 12/1/2033	USD8,900	7,224
AT&T, Inc. 4.30% 11/18/2034	EUR1,540	1,756
AT&T, Inc. 3.50% 9/15/2053	USD652	466
Comcast Corp. 3.95% 10/15/2025	7,695	7,601
Comcast Corp. 0% 9/14/2026	EUR4,905	4,898
Comcast Corp. 0.25% 5/20/2027	3,570	3,526
Comcast Corp. 0.25% 9/14/2029	5,185	4,808
Comcast Corp. 4.80% 5/15/2033	USD1,400	1,405
Deutsche Telekom International Finance BV 9.25% 6/1/2032	1,510	1,952
Orange 5.375% 11/22/2050	GBP2,000	2,595
Tencent Holdings, Ltd. 2.39% 6/3/2030[5]	USD13,730	11,795
Tencent Holdings, Ltd. 3.24% 6/3/2050[5]	6,050	4,079
T-Mobile USA, Inc. 1.50% 2/15/2026	3,900	3,651
T-Mobile USA, Inc. 2.05% 2/15/2028	2,500	2,256
T-Mobile USA, Inc. 2.55% 2/15/2031	3,900	3,345
American Funds Global Balanced Fund — Page 13 of 25

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
T-Mobile USA, Inc. 5.15% 4/15/2034	USD7,926	$7,988
T-Mobile USA, Inc. 3.00% 2/15/2041	500	374
Verizon Communications, Inc. 0.375% 3/22/2029	EUR9,780	9,179
Verizon Communications, Inc. 0.75% 3/22/2032	4,480	3,967
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	USD19,461	17,264
		157,021
Energy 0.44%
Cenovus Energy, Inc. 5.40% 6/15/2047	523	493
ConocoPhillips Co. 5.30% 5/15/2053	314	318
Ecopetrol SA 6.875% 4/29/2030	10,520	10,292
Kinder Morgan, Inc. 4.30% 6/1/2025	10,300	10,183
ONEOK, Inc. 2.20% 9/15/2025	535	511
ONEOK, Inc. 3.10% 3/15/2030	3,835	3,453
Petroleos Mexicanos 7.19% 9/12/2024	MXN554,758	30,987
Petroleos Mexicanos 4.25% 1/15/2025	USD3,489	3,415
Petroleos Mexicanos 6.875% 10/16/2025	4,057	4,028
Petroleos Mexicanos 6.875% 8/4/2026	13,674	13,345
Petroleos Mexicanos 6.49% 1/23/2027	16,759	15,765
Qatar Energy 1.375% 9/12/2026[5]	680	622
Qatar Energy 3.125% 7/12/2041[5]	20,550	15,273
Qatar Energy 3.30% 7/12/2051[5]	903	630
SA Global Sukuk, Ltd. 0.946% 6/17/2024[5]	1,500	1,472
Shell International Finance BV 2.375% 11/7/2029	2,060	1,846
TransCanada Trust 5.875% 8/15/2076 (3-month USD-LIBOR + 4.64% on 8/15/2026)[11,12]	1,713	1,650
Williams Companies, Inc. 4.30% 3/4/2024	2,000	1,998
Williams Companies, Inc. 3.90% 1/15/2025	945	933
		117,214
Consumer discretionary 0.37%
Amazon.com, Inc. 2.80% 8/22/2024	7,345	7,246
Amazon.com, Inc. 3.45% 4/13/2029	1,600	1,544
Amazon.com, Inc. 2.50% 6/3/2050	4,165	2,705
BMW US Capital, LLC 3.90% 4/9/2025[5]	2,780	2,752
BMW US Capital, LLC 1.25% 8/12/2026[5]	325	299
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[5]	5,900	5,707
Daimler Trucks Finance North America, LLC 5.375% 1/18/2034[5]	1,787	1,819
General Motors Financial Co., Inc. 1.05% 3/8/2024	225	224
General Motors Financial Co., Inc. 2.40% 4/10/2028	9,800	8,824
Hyundai Capital America 0.875% 6/14/2024[5]	6,740	6,619
Hyundai Capital America 1.50% 6/15/2026[5]	4,850	4,461
Hyundai Capital America 1.65% 9/17/2026[5]	275	252
Hyundai Capital America 2.375% 10/15/2027[5]	4,619	4,224
Hyundai Capital America 2.00% 6/15/2028[5]	3,275	2,892
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[5]	11,135	11,000
Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[5]	4,362	4,630
Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[5]	3,626	3,897
Stellantis Finance US, Inc. 1.711% 1/29/2027[5]	3,350	3,071
Stellantis Finance US, Inc. 5.625% 1/12/2028[5]	17,330	18,028
Stellantis Finance US, Inc. 2.691% 9/15/2031[5]	200	168
Toyota Motor Credit Corp. 1.90% 1/13/2027	703	654
American Funds Global Balanced Fund — Page 14 of 25

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Volkswagen Financial Services NV 0.875% 2/20/2025	GBP1,000	$1,207
Volkswagen Group of America Finance, LLC 4.625% 11/13/2025[5]	USD5,445	5,397
		97,620
Health care 0.32%
Abbott Laboratories 3.75% 11/30/2026	1,133	1,118
AbbVie, Inc. 3.80% 3/15/2025	5,000	4,937
AbbVie, Inc. 3.20% 5/14/2026	3,000	2,912
Amgen, Inc. 5.25% 3/2/2030	402	412
Amgen, Inc. 4.20% 3/1/2033	1,425	1,351
Amgen, Inc. 5.25% 3/2/2033	11,737	11,978
Amgen, Inc. 5.65% 3/2/2053	10,919	11,259
AstraZeneca Finance, LLC 2.25% 5/28/2031	4,757	4,088
Becton, Dickinson and Co. 3.734% 12/15/2024	322	318
Becton, Dickinson and Co. 3.70% 6/6/2027	1,888	1,827
Becton, Dickinson and Co. 4.298% 8/22/2032	12,340	11,893
Cigna Group (The) 4.125% 11/15/2025	1,010	995
EMD Finance, LLC 3.25% 3/19/2025[5]	9,675	9,460
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	8,969	8,961
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	1,352	1,376
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/2030	3,502	2,894
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	905	871
Stryker Corp. 0.25% 12/3/2024	EUR1,200	1,259
Stryker Corp. 0.75% 3/1/2029	2,440	2,348
Stryker Corp. 1.00% 12/3/2031	1,130	1,037
Takeda Pharmaceutical Co., Ltd. 0.75% 7/9/2027	1,984	1,986
		83,280
Consumer staples 0.21%
Altria Group, Inc. 1.70% 6/15/2025	12,300	12,928
Altria Group, Inc. 2.20% 6/15/2027	6,300	6,548
Anheuser-Busch InBev Worldwide, Inc. 4.00% 4/13/2028	USD2,800	2,756
BAT Capital Corp. 3.215% 9/6/2026	2,181	2,089
BAT Capital Corp. 4.70% 4/2/2027	4,193	4,164
BAT Capital Corp. 3.557% 8/15/2027	2,610	2,495
BAT Capital Corp. 3.462% 9/6/2029	2,625	2,411
Conagra Brands, Inc. 4.30% 5/1/2024	6,130	6,106
Conagra Brands, Inc. 1.375% 11/1/2027	355	312
Philip Morris International, Inc. 2.10% 5/1/2030	2,078	1,790
Philip Morris International, Inc. 5.75% 11/17/2032	6,883	7,208
Philip Morris International, Inc. 4.125% 3/4/2043	819	692
Philip Morris International, Inc. 4.875% 11/15/2043	1,081	1,016
Reynolds American, Inc. 4.45% 6/12/2025	4,190	4,147
		54,662
Information technology 0.19%
Adobe, Inc. 2.15% 2/1/2027	3,585	3,368
Broadcom, Inc. 3.15% 11/15/2025	659	639
Broadcom, Inc. 4.00% 4/15/2029[5]	3,915	3,770
Broadcom, Inc. 4.15% 11/15/2030	3,330	3,178
Broadcom, Inc. 3.419% 4/15/2033[5]	2,171	1,908
Broadcom, Inc. 3.137% 11/15/2035[5]	75	62
Lenovo Group, Ltd. 5.875% 4/24/2025	16,810	16,850
Microsoft Corp. 3.30% 2/6/2027	2,600	2,538
American Funds Global Balanced Fund — Page 15 of 25

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Oracle Corp. 2.65% 7/15/2026	USD5,224	$4,961
Oracle Corp. 3.25% 11/15/2027	4,246	4,034
SK hynix, Inc. 3.00% 9/17/2024	4,334	4,264
SK hynix, Inc. 1.50% 1/19/2026	3,610	3,348
		48,920
Industrials 0.13%
Boeing Co. 3.25% 2/1/2028	650	610
Canadian Pacific Railway Co. 3.10% 12/2/2051	13,661	9,660
Carrier Global Corp. 2.242% 2/15/2025	210	203
Carrier Global Corp. 2.493% 2/15/2027	277	260
CSX Corp. 2.50% 5/15/2051	275	175
Honeywell International, Inc. 0.75% 3/10/2032	EUR1,060	946
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027[5]	USD14,783	14,210
RTX Corp. 4.125% 11/16/2028	5,000	4,876
Sats Treasury Pte., Ltd. 4.828% 1/23/2029	2,360	2,366
Union Pacific Corp. 2.80% 2/14/2032	800	704
		34,010
Materials 0.10%
Anglo American Capital PLC 5.375% 4/1/2025[5]	9,050	9,025
Anglo American Capital PLC 5.625% 4/1/2030[5]	600	609
Braskem Netherlands Finance BV 8.50% 1/12/2031	8,917	8,504
Celanese US Holdings, LLC 6.379% 7/15/2032	2,860	2,990
POSCO Holdings, Inc. 4.875% 1/23/2027[5]	2,110	2,098
Vale Overseas, Ltd. 3.75% 7/8/2030	3,478	3,156
		26,382
Real estate 0.06%
American Tower Corp. 0.45% 1/15/2027	EUR7,635	7,561
Corporate Office Properties, LP 2.75% 4/15/2031	USD180	147
Equinix, Inc. 3.20% 11/18/2029	650	595
Equinix, Inc. 2.15% 7/15/2030	5,662	4,786
Equinix, Inc. 3.00% 7/15/2050	1,738	1,174
VICI Properties, LP 4.375% 5/15/2025	561	552
WEA Finance, LLC 3.75% 9/17/2024[5]	2,070	2,037
		16,852
Municipals 0.01%
Aeropuerto Internacional de Tocumen, SA 5.125% 8/11/2061[5]	3,390	2,490
Total corporate bonds, notes & loans		1,330,246
Asset-backed obligations 0.22%
ACHV ABS Trust, Series 2023-4CP, Class B, 7.24% 11/25/2030[5,8]	2,981	3,015
Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[5,8]	5,091	5,107
American Credit Acceptance Receivables Trust, Series 2022-3, Class C, 4.86% 10/13/2028[5,8]	1,717	1,707
AmeriCredit Automobile Receivables Trust, Series 2022-2, Class A2B, (30-day Average USD-SOFR + 1.15%) 6.495% 12/18/2025[8,10]	2,358	2,361
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027[5,8]	8,068	8,086
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[5,8]	7,122	7,357
CarMax Auto Owner Trust, Series 2022-3, Class A2B, (30-day Average USD-SOFR + 0.77%) 6.116% 9/15/2025[8,10]	1,507	1,508
CPS Auto Receivables Trust, Series 2022-C, Class B, 4.88% 4/15/2030[5,8]	2,379	2,360
Ford Credit Auto Owner Trust, Series 2022-B, Class A2B, (30-day Average USD-SOFR + 0.60%) 5.946% 2/15/2025[8,10]	170	170
American Funds Global Balanced Fund — Page 16 of 25

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)		Principal amount (000)	Value (000)
GM Financial Consumer Automobile Receivables Trust, Series 2022-3, Class A2B, (30-day Average USD-SOFR + 0.60%) 5.946% 9/16/2025[8,10]		USD1,766	$1,767
Hertz Vehicle Financing III, LLC, Series 2022-3A, Class A, 3.37% 3/25/2025[5,8]		1,564	1,559
Hyundai Auto Receivables Trust, Series 2022-B, Class A2B, (30-day Average USD-SOFR + 0.58%) 5.926% 5/15/2025[8,10]		1,239	1,239
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[5,8]		5,473	5,525
Mission Lane Credit Card Master Trust, Series 2023-A, Class B, 8.15% 7/17/2028[5,8]		1,614	1,633
Prestige Auto Receivables Trust, Series 2023-1, Class A2, 5.88% 3/16/2026[5,8]		3,662	3,660
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 6.896% 11/15/2052[5,8,10]		5,248	5,287
Toyota Auto Receivables Owner Trust, Series 2022-C, Class A2B, (30-day Average USD-SOFR + 0.57%) 5.916% 8/15/2025[8,10]		821	822
Westlake Automobile Receivables Trust, Series 2022-2A, Class A2A, 3.36% 8/15/2025[5,8]		387	386
Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[5,8]		4,207	4,204
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[5,8]		1,236	1,234
			58,987
Municipals 0.03% Ohio 0.01%
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2/15/2048		4,090	3,055
Texas 0.02%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052		5,670	4,225
Total municipals			7,280
Total bonds, notes & other debt instruments (cost: $8,674,128,000)			8,228,012
Investment funds 2.38%
Capital Group Central Corporate Bond Fund[13]		74,529,473	629,029
Total investment funds (cost: $596,289,000)			629,029
Short-term securities 6.61% Money market investments 6.17%		Shares
Capital Group Central Cash Fund 5.44%[13,14]		16,311,133	1,631,114
Bills & notes of governments & government agencies outside the U.S. 0.38%	Weighted average yield at acquisition	Principal amount (000)
Japan Treasury 2/20/2024	(0.103%)	JPY14,833,200	100,791
Money market investments purchased with collateral from securities on loan 0.06%		Shares
Capital Group Central Cash Fund 5.44%[13,14,15]		56,395	5,639
BlackRock Liquidity Funds – FedFund, Institutional Shares 5.22%[14,15]		1,200,000	1,200
Dreyfus Treasury Obligations Cash Management, Institutional Shares 5.22%[14,15]		1,200,000	1,200
Fidelity Investments Money Market Government Portfolio, Class I 5.22%[14,15]		1,200,000	1,200
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.19%[14,15]		1,200,000	1,200
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 5.21%[14,15]		1,200,000	1,200
American Funds Global Balanced Fund — Page 17 of 25

unaudited
Short-term securities (continued) Money market investments purchased with collateral from securities on loan (continued)	Shares	Value (000)
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.30%[14,15]	1,200,000	$1,200
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.24%[14,15]	767,823	768
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 5.28%[14,15]	400,000	400
		14,007
Total short-term securities (cost: $1,755,677,000)		1,745,912
Total investment securities 103.40% (cost: $23,019,502,000)		27,325,071
Other assets less liabilities (3.40)%		(899,695)
Net assets 100.00%		$26,425,376
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 1/31/2024 (000)
2 Year Euro-Schatz Futures	Long	869	3/11/2024	USD99,726	$72
2 Year U.S. Treasury Note Futures	Long	511	4/3/2024	105,090	439
5 Year Euro-Bobl Futures	Long	2,965	3/11/2024	379,803	4,127
5 Year Canadian Government Bond Futures	Long	14	3/28/2024	1,159	17
5 Year U.S. Treasury Note Futures	Long	1,240	4/3/2024	134,404	1,936
10 Year French Government Bond Futures	Long	966	3/11/2024	136,111	3,613
10 Year Euro-Bund Futures	Long	464	3/11/2024	68,121	1,293
10 Year Australian Government Bond Futures	Long	313	3/15/2024	23,846	614
10 Year Japanese Government Bond Futures	Short	380	3/20/2024	(377,599)	454
10 Year Canadian Government Bond Futures	Long	1,222	3/28/2024	110,589	(2,187)
10 Year UK Gilt Futures	Long	812	3/28/2024	102,874	2,584
10 Year U.S. Treasury Note Futures	Short	32	3/28/2024	(3,595)	(7)
10 Year Ultra U.S. Treasury Note Futures	Short	1,869	3/28/2024	(218,439)	(4,671)
20 Year U.S. Treasury Bond Futures	Long	25	3/28/2024	3,059	167
30 Year Euro-Buxl Futures	Short	162	3/11/2024	(24,083)	(1,299)
30 Year Ultra U.S. Treasury Bond Futures	Long	289	3/28/2024	37,344	2,358
					$9,510
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 1/31/2024 (000)
Currency purchased (000)		Currency sold (000)
GBP	29,846	USD	37,813	HSBC Bank	2/8/2024	$12
CAD	14,745	USD	11,043	Bank of America	2/8/2024	(75)
SGD	10,948	USD	8,247	Goldman Sachs	2/8/2024	(83)
CZK	184,774	USD	8,194	JPMorgan Chase	2/8/2024	(154)
EUR	251,707	USD	275,756	Morgan Stanley	2/8/2024	(3,647)
USD	4,774	DKK	32,364	Citibank	2/9/2024	79
USD	13,591	ZAR	253,355	Bank of New York Mellon	2/9/2024	70
American Funds Global Balanced Fund — Page 18 of 25

unaudited
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 1/31/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	513	AUD	760	Standard Chartered Bank	2/9/2024	$14
DKK	37,620	EUR	5,045	Citibank	2/9/2024	2
AUD	760	USD	500	HSBC Bank	2/9/2024	(1)
EUR	13,031	DKK	97,170	Citibank	2/9/2024	(6)
USD	1,062	HUF	382,250	Citibank	2/9/2024	(13)
EUR	1,590	USD	1,750	Morgan Stanley	2/9/2024	(30)
NZD	9,590	USD	5,983	JPMorgan Chase	2/9/2024	(121)
AUD	26,450	USD	17,748	Citibank	2/9/2024	(390)
HUF	7,483,730	USD	21,710	Bank of New York Mellon	2/9/2024	(656)
USD	93,403	JPY	13,856,730	JPMorgan Chase	2/9/2024	(878)
JPY	9,845,950	USD	68,941	Morgan Stanley	2/9/2024	(1,950)
USD	40,418	EUR	36,873	Morgan Stanley	2/12/2024	549
USD	12,565	EUR	11,462	JPMorgan Chase	2/12/2024	171
USD	9,147	MXN	156,210	Morgan Stanley	2/12/2024	90
USD	2,631	EUR	2,400	Morgan Stanley	2/12/2024	36
EUR	2,154	PLN	9,370	UBS AG	2/12/2024	(11)
EUR	7,948	USD	8,713	JPMorgan Chase	2/12/2024	(119)
PLN	114,230	USD	28,858	Bank of America	2/12/2024	(334)
MXN	614,810	USD	34,194	Goldman Sachs	2/14/2024	1,442
MXN	67,580	USD	3,759	Goldman Sachs	2/14/2024	158
USD	14,200	JPY	2,099,900	Bank of America	2/15/2024	(101)
JPY	42,255,466	USD	292,252	UBS AG	2/15/2024	(4,464)
USD	107,685	JPY	13,636,400	HSBC Bank	2/16/2024	14,796
USD	9,451	JPY	1,196,800	HSBC Bank	2/16/2024	1,299
JPY	14,833,200	USD	116,151	HSBC Bank	2/16/2024	(15,110)
USD	116,217	JPY	14,833,200	HSBC Bank	2/20/2024	15,110
USD	3,900	JPY	573,000	Goldman Sachs	2/20/2024	(5)
USD	59,849	JPY	8,792,179	Goldman Sachs	2/20/2024	(80)
USD	33,702	BRL	168,201	Citibank	2/20/2024	(187)
USD	106,360	AUD	161,066	BNP Paribas	2/22/2024	614
ILS	17,333	USD	4,601	UBS AG	2/22/2024	154
USD	11,236	CNH	80,400	Morgan Stanley	2/22/2024	37
AUD	850	USD	559	HSBC Bank	2/22/2024	(1)
USD	16,788	HUF	6,051,337	BNP Paribas	2/22/2024	(211)
CNH	741,864	USD	104,126	BNP Paribas	2/22/2024	(793)
GBP	52,299	USD	66,134	Standard Chartered Bank	2/23/2024	157
USD	30,738	EUR	28,300	Morgan Stanley	2/23/2024	124
THB	436,010	USD	12,235	Citibank	2/23/2024	27
USD	5,329	GBP	4,200	Bank of America	2/23/2024	6
MYR	58,300	USD	12,398	Standard Chartered Bank	2/23/2024	(30)
EUR	5,790	USD	6,297	Barclays Bank PLC	2/23/2024	(33)
USD	14,315	GBP	11,320	Standard Chartered Bank	2/23/2024	(34)
THB	1,727,860	USD	48,663	Morgan Stanley	2/23/2024	(68)
EUR	292,911	USD	318,555	Goldman Sachs	2/23/2024	(1,693)
USD	34,587	BRL	170,012	HSBC Bank	2/26/2024	348
COP	96,615,597	USD	24,358	Morgan Stanley	2/26/2024	332
CAD	86,274	USD	63,907	JPMorgan Chase	2/26/2024	285
USD	23,393	KRW	30,792,270	Citibank	2/26/2024	274
CNH	846,484	USD	117,665	Citibank	2/26/2024	268
SEK	237,042	USD	22,605	Bank of America	2/26/2024	197
USD	57,337	BRL	283,841	Bank of America	2/26/2024	173
American Funds Global Balanced Fund — Page 19 of 25

unaudited
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 1/31/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	14,271	CLP	13,163,295	HSBC Bank	2/26/2024	$146
CHF	16,978	USD	19,618	Bank of America	2/26/2024	114
PLN	19,870	USD	4,910	Barclays Bank PLC	2/26/2024	50
USD	2,968	IDR	46,124,310	Standard Chartered Bank	2/26/2024	45
PLN	7,770	EUR	1,766	Barclays Bank PLC	2/26/2024	29
NZD	9,411	USD	5,729	UBS AG	2/26/2024	24
USD	15,709	EUR	14,508	HSBC Bank	2/26/2024	13
CHF	1,100	USD	1,271	Bank of America	2/26/2024	7
COP	1,413,580	USD	359	Citibank	2/26/2024	2
CAD	690	USD	513	Morgan Stanley	2/26/2024	1
USD	1,061	EUR	980	HSBC Bank	2/26/2024	1
NZD	500	USD	304	HSBC Bank	2/26/2024	1
USD	222	INR	18,470	Standard Chartered Bank	2/26/2024	— [3]
CNH	2,580	USD	361	Morgan Stanley	2/26/2024	(1)
EUR	2,160	USD	2,346	Morgan Stanley	2/26/2024	(9)
KRW	1,134,910	USD	862	Citibank	2/26/2024	(10)
USD	95,087	MXN	1,644,068	Morgan Stanley	2/26/2024	(10)
EUR	2,256	CAD	3,310	UBS AG	2/26/2024	(22)
USD	1,971	ZAR	37,440	HSBC Bank	2/26/2024	(25)
IDR	51,555,594	USD	3,294	HSBC Bank	2/26/2024	(27)
USD	3,219	KRW	4,333,000	UBS AG	2/26/2024	(34)
USD	36,469	CNH	262,356	Citibank	2/26/2024	(83)
EUR	26,439	CAD	38,790	UBS AG	2/26/2024	(257)
USD	19,291	COP	77,082,063	Morgan Stanley	2/26/2024	(407)
EUR	103,825	USD	112,994	HSBC Bank	2/26/2024	(665)
JPY	15,533,880	USD	105,569	Standard Chartered Bank	2/28/2024	452
JPY	4,625,074	USD	31,432	Standard Chartered Bank	2/28/2024	135
JPY	659,280	USD	4,481	Standard Chartered Bank	2/28/2024	19
USD	511	JPY	75,360	Bank of America	2/28/2024	(4)
USD	42,365	BRL	208,480	Bank of America	2/29/2024	387
JPY	1,681,666	USD	11,417	HSBC Bank	3/7/2024	75
USD	17,194	MXN	297,060	HSBC Bank	3/7/2024	40
GBP	9,522	USD	12,064	JPMorgan Chase	3/7/2024	6
JPY	108,000	USD	733	HSBC Bank	3/7/2024	5
USD	1,998	JPY	292,000	Citibank	3/7/2024	2
JPY	6,738,480	USD	46,097	Citibank	3/7/2024	(47)
DKK	56,381	USD	8,239	Goldman Sachs	3/7/2024	(49)
AUD	61,268	USD	40,333	Citibank	3/7/2024	(90)
ILS	970	USD	259	Bank of America	4/11/2024	8
USD	1,096	ILS	4,100	Barclays Bank PLC	4/11/2024	(31)
USD	1,230	ILS	4,590	Citibank	4/11/2024	(32)
USD	1,456	ILS	5,450	Barclays Bank PLC	4/11/2024	(42)
USD	12,590	ILS	47,090	Barclays Bank PLC	4/11/2024	(353)
USD	18,935	ILS	70,670	Citibank	4/11/2024	(489)
USD	22,347	ILS	83,670	Barclays Bank PLC	4/11/2024	(650)
GBP	11,350	USD	14,407	Bank of America	4/25/2024	(14)
USD	18,714	JPY	2,737,500	Bank of America	4/25/2024	(135)
AUD	11,370	USD	7,498	HSBC Bank	4/26/2024	(18)
						$3,604
American Funds Global Balanced Fund — Page 20 of 25

unaudited
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 1/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 1/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
3.6097%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	4/14/2024	NZD23,900	$(61)	$—	$(61)
3.79165%	Annual	SOFR	Annual	1/13/2026	USD7,945	(46)	—	(46)
6.59%	28-day	28-day MXN-TIIE	28-day	6/25/2026	MXN126,900	(454)	—	(454)
6.585%	28-day	28-day MXN-TIIE	28-day	6/25/2026	166,800	(598)	—	(598)
6.64%	28-day	28-day MXN-TIIE	28-day	6/25/2026	196,200	(690)	—	(690)
6.6175%	28-day	28-day MXN-TIIE	28-day	6/25/2026	520,200	(1,845)	—	(1,845)
6.633%	28-day	28-day MXN-TIIE	28-day	6/25/2026	541,100	(1,908)	—	(1,908)
6.58%	28-day	28-day MXN-TIIE	28-day	6/25/2026	685,100	(2,462)	—	(2,462)
6.605%	28-day	28-day MXN-TIIE	28-day	7/6/2026	452,325	(1,619)	—	(1,619)
7.59%	28-day	28-day MXN-TIIE	28-day	10/29/2026	204,100	(484)	—	(484)
7.62%	28-day	28-day MXN-TIIE	28-day	10/29/2026	306,112	(712)	—	(712)
7.66%	28-day	28-day MXN-TIIE	28-day	10/29/2026	499,800	(1,135)	—	(1,135)
7.64%	28-day	28-day MXN-TIIE	28-day	10/29/2026	499,800	(1,149)	—	(1,149)
7.52%	28-day	28-day MXN-TIIE	28-day	10/30/2026	630,958	(1,557)	—	(1,557)
7.475%	28-day	28-day MXN-TIIE	28-day	2/3/2027	79,150	(203)	—	(203)
8.715%	28-day	28-day MXN-TIIE	28-day	4/7/2027	162,800	(97)	—	(97)
4.98038%	Annual	SONIA	Annual	6/21/2028	GBP115,145	7,400	—	7,400
4.96048%	Annual	SONIA	Annual	6/21/2028	56,700	3,588	—	3,588
SOFR	Annual	3.29015%	Annual	1/13/2030	USD180,750	2,989	—	2,989
SONIA	Annual	4.34948%	Annual	6/21/2033	GBP30,780	(2,370)	—	(2,370)
SONIA	Annual	4.36738%	Annual	6/21/2033	62,520	(4,925)	—	(4,925)
						$(8,338)	$—	$(8,338)
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 1/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 1/31/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
10.045%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL636,880	$(213)	$—	$(213)
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount[16] (000)	Value at 1/31/2024[17] (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 1/31/2024 (000)
CDX.NA.IG.41	1.00%	Quarterly	12/20/2028	USD196,125	$3,747	$2,531	$1,216
ITRX.EUR.IG.40	1.00%	Quarterly	12/20/2028	EUR370,660	7,235	7,077	158
					$10,982	$9,608	$1,374
American Funds Global Balanced Fund — Page 21 of 25

unaudited
Investments in affiliates13

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2024 (000)	Dividend or interest income (000)
Investment funds 2.38%
Capital Group Central Corporate Bond Fund	$306,119	$284,182	$—	$—	$38,728	$629,029	$5,641
Short-term securities 6.19%
Money market investments 6.17%
Capital Group Central Cash Fund 5.44%[14]	1,788,973	2,064,884	2,222,701	8	(50)	1,631,114	25,819
Money market investments purchased with collateral from securities on loan 0.02%
Capital Group Central Cash Fund 5.44%[14,15]	5,731		92 [18]			5,639	— [19]
Total short-term securities						1,636,753
Total 8.57%				$8	$38,678	$2,265,782	$31,460

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $15,854,000, which represented .06% of the net assets of the fund.
[3]	Amount less than one thousand.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $395,085,000, which represented 1.50% of the net assets of the fund.

[6]	Scheduled interest and/or principal payment was not received.
[7]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $70,505,000, which represented .27% of the net assets of the fund.
[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]	Purchased on a TBA basis.
[10]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[11]	Step bond; coupon rate may change at a later date.
[12]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[13]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[14]	Rate represents the seven-day yield at 1/31/2024.
[15]	Security purchased with cash collateral from securities on loan.
[16]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[17]
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

[18]	Represents net activity.
[19]	Dividend income is included with securities lending income and is not shown in this table.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
American Funds Global Balanced Fund — Page 22 of 25

unaudited
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $2,499,088,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $3,147,099,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $1,754,857,000 and $169,536,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
American Funds Global Balanced Fund — Page 23 of 25

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of January 31, 2024 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$2,717,590	$354,350	$—	$3,071,940
Health care	1,699,309	985,577	—	2,684,886
Industrials	1,223,802	892,967	—	2,116,769
Financials	957,716	1,132,632	—	2,090,348
Consumer staples	297,487	1,246,525	—	1,544,012
Materials	709,768	379,327	—	1,089,095
Communication services	943,908	88,953	—	1,032,861
Energy	668,141	292,311	—	960,452
Consumer discretionary	501,918	424,904	—	926,822
Utilities	462,574	300,775	—	763,349
Real estate	108,135	239,476	—	347,611
Preferred securities	3,856	25,610	—	29,466
Convertible stocks	64,507	—	—	64,507
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	3,416,773	—	3,416,773
U.S. Treasury bonds & notes	—	1,904,234	—	1,904,234
Mortgage-backed obligations	—	1,510,492	—	1,510,492
Corporate bonds, notes & loans	—	1,330,246	—	1,330,246
Asset-backed obligations	—	58,987	—	58,987
Municipals	—	7,280	—	7,280
Investment funds	629,029	—	—	629,029
Short-term securities	1,645,121	100,791	—	1,745,912
Total	$12,632,861	$14,692,210	$—	$27,325,071

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$17,674	$—	$—	$17,674
Unrealized appreciation on open forward currency contracts	—	38,386	—	38,386
Unrealized appreciation on centrally cleared interest rate swaps	—	13,977	—	13,977
Unrealized appreciation on centrally cleared credit default swaps	—	1,374	—	1,374
Liabilities:
Unrealized depreciation on futures contracts	(8,164)	—	—	(8,164)
Unrealized depreciation on open forward currency contracts	—	(34,782)	—	(34,782)
Unrealized depreciation on centrally cleared interest rate swaps	—	(22,315)	—	(22,315)
Unrealized depreciation on bilateral interest rate swaps	—	(213)	—	(213)
Total	$9,510	$(3,573)	$—	$5,937
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
American Funds Global Balanced Fund — Page 24 of 25

unaudited

Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
AUD = Australian dollars
BBR = Bank Base Rate
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CDI = CREST Depository Interest
CHF = Swiss francs
CLP = Chilean pesos
CME = CME Group
CNH = Chinese yuan renminbi
CNY = Chinese yuan
COP = Colombian pesos
CZK = Czech korunas
DAC = Designated Activity Company
DKK = Danish kroner
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
FRA = Forward Rate Agreement
GBP = British pounds
HUF = Hungarian forints
ICE = Intercontinental Exchange, Inc.

IDR = Indonesian rupiah
ILS = Israeli shekels
INR = Indian rupees
JPY = Japanese yen
KRW = South Korean won
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
MYR = Malaysian ringgits
NZD = New Zealand dollars
PLN = Polish zloty
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
SEK = Swedish kronor
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
TBA = To be announced
THB = Thai baht
TIIE = Equilibrium Interbank Interest Rate
USD = U.S. dollars
ZAR = South African rand
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
MFGEFP1-037-0324O-S96482
American Funds Global Balanced Fund — Page 25 of 25